Retirement Plan (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]

The Company uses a measurement date of December 31, for the Defined Benefit Plan. The changes in projected benefit obligation, plan assets and details of the funded status of the Plan are as follows:

	December 31,
	2011	2012
	(in thousands)
Change in projected benefit obligation:
Benefit obligation at beginning of year	$1,713	2,425
Service cost	-	-
Interest cost	33	50
Actuarial loss (gain)	679	(141)
Benefit obligation at end of year	2,425	2,334
Change in plan assets:
Fair value at beginning of year	2,176	2,305
Actual return on plan assets	27	24
Employer contribution	102	220
Fair value at end of year	2,305	2,549
Funded status	$(120)	215
Amounts recognized in the balance sheet consist of:
Prepaid pension costs	$198	457
Accrued pension liabilities	(318)	(242)
Net amount recognized	$(120)	215

Schedule of Net Benefit Costs [Table Text Block]

For the years ended December 31, 2010, 2011 and 2012, the net periodic pension cost consisted of the following:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)
Service cost	$-	-	-
Interest cost	29	33	50
Expected return on plan assets	(43)	(44)	(48)
Net amortization	27	36	69
Net periodic pension cost	$13	25	71

Defined Benefit Plan Weighted Average Assumptions Used In Calculating Benefit Obligation [Table Text Block]

At December 31, 2011 and 2012, the weighted-average assumptions used in computing the benefit obligation are as follows:

	December 31,
	2011	2012

Discount rate	2.00%	1.75%
Rate of increase in compensation levels	5.00%	4.00%

Scheduleofdefinedbenfitplanassuptionsusedcalculatingnetperiodicbenefit [Table Text Block]

For the years ended December 31, 2010, 2011 and 2012, the weighted average assumptions used in computing net periodic benefit cost are as follows:

	Year Ended December 31,
	2010	2011	2012
	Whole

Discount rate	2.00%	2.00%	1.75%
Rate of increase in compensation levels	4.00%	5.00%	4.00%
Expected long-term rate of return on pension assets	2.00%	2.00%	1.75%